Reverse Recapitalization (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reverse Recapitalization [Line Items]
Converted shares (in Shares)	5,579,266	5,579,266
Shares converted (in Shares)	2,101,760	2,101,760
Common stock, shares issued (in Shares)	22,388,976	21,888,976	13,303,795
Common stock outstanding (in Shares)	22,388,976	21,888,976	13,303,795
Transaction costs	$ 7,500	$ 3,329
Transaction costs		5,802
Reverse recapitalization obligation, cash settlement	700	700
Reverse recapitalization obligation, shares issuable	$ 2,000	$ 2,000
Legacy NKGen [Member]
Reverse Recapitalization [Line Items]
Common stock, shares issued (in Shares)		38,185,814
Common stock outstanding (in Shares)	38,185,814	38,185,814
Transaction costs	$ 7,500
Vendor [Member]
Reverse Recapitalization [Line Items]
Cash payment disbursed	1,300	$ 1,300
Transaction costs	2,700	2,700
Vendor [Member] | Graf Acquisition Partners IV LLC [Member]
Reverse Recapitalization [Line Items]
Transaction costs	4,000
Cash [Member] | Vendor [Member] | Graf Acquisition Partners IV LLC [Member]
Reverse Recapitalization [Line Items]
Cash payment disbursed	2,000
Business Combination [Member]
Reverse Recapitalization [Line Items]
Transaction costs		7,500
Legacy NKGen [Member]
Reverse Recapitalization [Line Items]
Transaction costs		7,500
Graf Acquisition Partners IV LLC [Member] | Vendor [Member]
Reverse Recapitalization [Line Items]
Transaction costs		4,000
Graf Acquisition Partners IV LLC [Member] | Cash [Member] | Vendor [Member]
Reverse Recapitalization [Line Items]
Cash payment disbursed		2,000
Equity Instruments [Member]
Reverse Recapitalization [Line Items]
Fair value basis	4,200	4,200
Liability Instruments [Member]
Reverse Recapitalization [Line Items]
Fair value basis	$ 3,300	$ 3,300
Common Stock [Member]
Reverse Recapitalization [Line Items]
Shares converted (in Shares)	2,278,598	2,278,598
Common stock, shares issued (in Shares)	5,146,354	5,146,354
Common stock outstanding (in Shares)		5,146,354
Common Stock [Member] | Legacy NKGen [Member]
Reverse Recapitalization [Line Items]
Common stock, shares issued (in Shares)	38,185,814
Common stock outstanding (in Shares)	5,146,354
Common Stock, Including Convertible Debt Stock [Member]
Reverse Recapitalization [Line Items]
Shares converted (in Shares)	15,595,262	15,595,262